Income Taxes (Income Tax Rate Reconciliation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net income (loss) before tax	$ 3,163.8	$ (3,147.5)
Statutory income tax rate	25.16%	25.98%
Expected provision for income taxes	$ 796.0	$ (817.7)
Change in corporate tax rates and tax rate variance	21.9	8.4
Tax rates in foreign jurisdictions	5.8	(1.0)
Restricted share bonus plan	(1.6)	3.9
Recognition of deferred tax assets	(70.7)	0.0
Derecognition of deferred tax assets	37.5	203.7
Non-taxable capital gains	(2.5)	(18.4)
Non-deductible impairment of goodwill	3.0	2.0
Other	10.3	(8.5)
Income tax expense (recovery)	$ 799.7	$ (627.6)